Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Corporate Use) [Member] USD ($)	Mar. 31, 2012 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2011 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2010 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Home Use) [Member] USD ($)	Mar. 31, 2012 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2011 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2010 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2012 WAN Services [Member] USD ($)	Mar. 31, 2012 WAN Services [Member] JPY (¥)	Mar. 31, 2011 WAN Services [Member] JPY (¥)	Mar. 31, 2010 WAN Services [Member] JPY (¥)	Mar. 31, 2012 Outsourcing Services [Member] USD ($)	Mar. 31, 2012 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2011 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2010 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2012 Systems Construction [Member] USD ($)	Mar. 31, 2012 Systems Construction [Member] JPY (¥)	Mar. 31, 2011 Systems Construction [Member] JPY (¥)	Mar. 31, 2010 Systems Construction [Member] JPY (¥)	Mar. 31, 2012 Systems Operation And Maintenance [Member] USD ($)	Mar. 31, 2012 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2011 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2010 Systems Operation And Maintenance [Member] JPY (¥)
Network services:
Network services	$ 769,438	¥ 63,409,406	¥ 51,661,567	¥ 36,972,630	$ 178,455	¥ 14,706,511	¥ 14,004,608	¥ 13,847,116	$ 69,378	¥ 5,717,417	¥ 6,525,128	¥ 6,854,258	$ 311,449	¥ 25,666,524	¥ 16,100,046	¥ 2,553,551	$ 210,156	¥ 17,318,954	¥ 15,031,785	¥ 13,717,705
Systems integration:
Systems integration	381,863	31,469,321	29,443,680	30,070,576																	145,585	11,997,680	11,936,581	11,353,598	236,278	19,471,641	17,507,099	18,716,978
Equipment sales	13,490	1,111,722	796,385	756,517
ATM operation business	16,068	1,324,156	516,574	206,657
Total revenues	1,180,859	97,314,605	82,418,206	68,006,380
COST AND EXPENSES (Notes 6, 9, 13 and 22):
Cost of network services	606,538	49,984,821	41,678,052	30,533,726
Cost of systems integration	303,102	24,978,607	22,466,436	21,903,699
Cost of equipment sales	11,895	980,279	683,285	649,315
Cost of ATM operation business	16,772	1,382,194	1,000,470	963,862
Total cost	938,307	77,325,901	65,828,243	54,050,602
Sales and marketing (Note 21)	96,431	7,946,852	6,616,013	5,405,075
General and administrative (Note 7)	64,308	5,299,608	5,479,176	4,826,006
Research and development	4,717	388,761	353,732	313,112
Total cost and expenses	1,103,763	90,961,122	78,277,164	64,594,795
OPERATING INCOME	77,096	6,353,483	4,141,042	3,411,585
OTHER INCOME (EXPENSES):
Interest income	420	34,602	23,113	28,691
Interest expense	(3,632)	(299,271)	(268,129)	(306,208)
Foreign exchange losses, net	(55)	(4,549)	(31,975)	(395)
Net gain (loss) on sales of other investments (Note 4)	(38)	(3,154)	105,252	49,512
Impairment of other investments (Note 4)	(1,937)	(159,592)	(179,829)	(342,796)
Other—net	664	54,701	44,515	18,673
Other expenses—net	(4,578)	(377,263)	(307,053)	(552,523)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES	72,518	5,976,220	3,833,989	2,859,062
INCOME TAX EXPENSE (Note 12)	30,645	2,525,486	955,697	1,132,093
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	1,502	123,776	122,667	159,423
NET INCOME	43,375	3,574,510	3,000,959	1,886,392
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	806	66,453	202,409	347,746
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	$ 44,181	¥ 3,640,963	¥ 3,203,368	¥ 2,234,138
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Yen per share and Dollars per share)	$ 218	¥ 17,964	¥ 15,808	¥ 11,030
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Yen per share and Dollars per share)	$ 218	¥ 17,955	¥ 15,808	¥ 11,030